Acquisitions (Details) (USD $)	3 Months Ended								12 Months Ended					12 Months Ended								0 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 19, 2012 Crude oil tanks and related equipment	Mar. 31, 2014 Crude oil tanks and related equipment Minimum	Mar. 31, 2014 Crude oil tanks and related equipment Maximum	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Information technology equipment Minimum	Mar. 31, 2014 Information technology equipment Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Dec. 02, 2013 Gavilon Energy	Mar. 31, 2014 Gavilon Energy	Mar. 31, 2014 Gavilon Energy Employee severance	Mar. 31, 2014 Gavilon Energy Crude oil storage lease commitments	Mar. 31, 2014 Gavilon Energy Storage and transportation contracts of natural gas	Mar. 31, 2014 Gavilon Energy Customer relationships	Mar. 31, 2014 Gavilon Energy Customer relationships Minimum	Mar. 31, 2014 Gavilon Energy Customer relationships Maximum	Mar. 31, 2014 Gavilon Energy Lease contracts	Mar. 31, 2014 Gavilon Energy Lease contracts Minimum	Mar. 31, 2014 Gavilon Energy Lease contracts Maximum	Mar. 31, 2014 Gavilon Energy Crude oil tanks and related equipment	Mar. 31, 2014 Gavilon Energy Crude oil tanks and related equipment Minimum	Mar. 31, 2014 Gavilon Energy Crude oil tanks and related equipment Maximum	Mar. 31, 2014 Gavilon Energy Vehicles	Mar. 31, 2014 Gavilon Energy Information technology equipment	Mar. 31, 2014 Gavilon Energy Information technology equipment Minimum	Mar. 31, 2014 Gavilon Energy Information technology equipment Maximum	Mar. 31, 2014 Gavilon Energy Buildings and leasehold improvements	Mar. 31, 2014 Gavilon Energy Buildings and leasehold improvements Minimum	Mar. 31, 2014 Gavilon Energy Buildings and leasehold improvements Maximum	Mar. 31, 2014 Gavilon Energy Land	Mar. 31, 2014 Gavilon Energy Linefill and tank bottoms	Dec. 02, 2013 Gavilon Energy Linefill and tank bottoms	Mar. 31, 2014 Gavilon Energy Other	Mar. 31, 2014 Gavilon Energy Construction in process	Dec. 02, 2013 Gavilon Energy Construction in process	Dec. 02, 2013 Gavilon Energy Glass Mountain
Acquisitions
Cash paid, net of cash acquired										$ 14,000,000												$ 832,400,000
General and administrative expense																							5,300,000
Equity method ownership interest (as a percent)	50.00%								50.00%																																								50.00%
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade																							349,529,000
Accounts receivable - affiliates																							2,564,000
Inventories																							107,430,000
Prepaid expenses and other current assets																							68,322,000
Property, plant and equipment													17,851,000																				77,429,000			791,000	4,046,000			7,716,000			6,427,000	15,230,000		170,000	7,190,000
Useful life of property, plant and equipment														2 years	40 years	3 years	25 years	3 years	7 years	3 years	40 years													3 years	40 years	3 years		3 years	7 years		3 years	40 years				7 years
Goodwill	1,107,006,000				555,220,000				1,107,006,000	555,220,000	167,245,000	8,568,000											359,169,000																						29,000,000			29,000,000
Intangible assets																											101,600,000			8,700,000
Useful life of intangible assets																												10 years	20 years		1 year	5 years
Investments in unconsolidated entities																							178,000,000
Other noncurrent assets																							9,918,000
Accounts payable - trade																							(342,792,000)
Accounts payable - affiliates																							(2,585,000)
Accrued expenses and other payables																							(70,999,000)
Advance payments received from customers																							(10,667,000)
Other noncurrent liabilities																							(44,740,000)
Fair value of net assets acquired																							832,448,000
Excess of estimated fair value of investments in unconsolidated subsidiaries																							70,000,000
Employee severance expense																								3,200,000
Bonus expense recorded during the period																								5,000,000
Additional bonus expense expected																								6,600,000
Revenue, Net	3,975,935,000	2,743,445,000	1,593,937,000	1,385,957,000	1,617,613,000	1,338,208,000	1,135,510,000	326,436,000	9,699,274,000	4,417,767,000	1,310,473,000												2,900,000,000
Operating income									106,565,000	87,307,000	15,030,000												11,000,000
Liability recorded in the acquisition accounting																									12,900,000	50,800,000
Amortization of contract liabilities through cost of sales																									2,900,000	6,000,000
Future amortization
2015																									6,500,000
2016																									3,260,000
2017																									300,000
Payments for assignment of contracts																										$ 44,800,000